Basis of preparation and significant changes in the current reporting period (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Preparation and Accounting Policies [Abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2025	2024
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,130	3,358
Adjustment of the EU IAS 39 carve-out	1,065	1,512
Tax effect of the adjustment	-279	-414
Effect of adjustment after tax	786	1,099
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	3,915	4,456

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2025	2024
In accordance with IFRS-EU (attributable to the shareholders of the parent)	49,115	50,147
Adjustment of the EU IAS 39 carve-out	4,443	6,413
Tax effect of the adjustment	-1,268	-1,871
Effect of adjustment after tax	3,175	4,542
In accordance with IFRS-IASB Shareholders’ equity	52,290	54,689